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                               COMPOSITE DEFERRED SERIES INC



               Filing Type:  24F-2NT
               Description:  Registration of Securities by Certain Investment
                             Companies
               Filing Date:  Mar 7, 2000
               Period End:  Dec 31, 1999


               Primary Exchange:  N/A
               Ticker:  N/A



COMPOSITE DEFERRED SERIES INC - 24F-2NT - Registration of Securities by
Certain Investment CompaniesDate Filed: 3/7/2000
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                                             24F-2NT



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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.       Name and address of issuer:

                         Composite Deferred Series, Inc.
                          c/o PFPC Global Fund Services
                               101 Federal Street
                                Boston MA, 02110


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.       Investment Company Act File Number:

                                    811-4962


         Securities Act File Number:

                                    33-11010


4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 1999


4(b).    __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). __Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

         (i)     Aggregate sale price of securities sold during the fiscal year
                 pursuant to section 24(f):                     $(   -0-    )*

         (ii)    Aggregate price of securities redeemed or
                 repurchased during the fiscal year:   $(  N/A  )

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                 payable to the Commission:            $(  N/A   )

         (iv)     Total available redemption credits (add Items
                  5(ii) and 5(iii):                    $(   N/A  )

         (v) Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]: $ (  N/A  )


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:  $ ( N/A  )

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                   x.000278

         (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):               =( -0- )*


6.       Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.       Interest due - if this Form is being filed more than 90 days after the
         end of the issuer's  fiscal year (see instruction D):         +$  N/A

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:                                 =$( -0- )*

* No fee is due as all shares were sold to unmanaged separate accounts whose interests have been registered under the Securities Act of 1933 and for which the registration fees have been paid. The Registrant offers its shares exclusively to registered separate accounts of affiliated insurance companies.




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                       N/A

                  Method of Delivery:

                           __       Wire Transfer
                           __       Mail or other means




                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*  /s/ MONTE D. CALVIN
                           Monte D. Calvin, Chief Financial Officer


Date     March 7, 2000
*Please print the name and title of the signing officer below the signature.